UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-21422

                   Lotsoff Capital Management Investment Trust
               (Exact name of registrant as specified in charter)

                              20 North Clark Street
                             Chicago, Illinois 60602
               (Address of principal executive offices) (Zip code)


                               Seymour N. Lotsoff
                           Lotsoff Capital Management
                              20 North Clark Street
                             Chicago, Illinois 60602
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (312)368-1442

                      Date of fiscal year end: September 30
                    Date of reporting period: March 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                               ACTIVE INCOME FUND


                               SEMI-ANNUAL REPORT


                                 MARCH 31, 2006

Dear Shareholders:

We are pleased to present the semi-annual report of the Lotsoff Capital Management Micro Cap Fund (the "Fund") for the period ended March 31, 2006. As the name of the Fund indicates, the capitalization size of stocks in the Fund is very small (U.S. small stocks generally are considered to be those with a capitalization less than the 1000 largest U.S. stocks, currently about $2 billion in size). Based on the weighted average, the capitalization size of the Fund is less than one-half the size of the stocks in the Russell 2000(R) Index, a well-recognized, publicly available benchmark for small capitalization stocks. Until recently, no such well-recognized, publicly available benchmark existed for micro cap stocks. However, Russell introduced in 2005 the Russell Micro Cap Index. Until the release of this new Russell Micro Cap Index, the Fund used a custom micro cap benchmark known as the Richards and Tierney Micro Cap Custom Benchmark ("Micro Cap Custom Benchmark") that was created and maintained by Richards and Tierney, an independent consulting firm in Chicago specializing in custom benchmark creation. This custom benchmark was used to help us more accurately reflect the investment style of the Fund in the absence of a well-known index of micro cap stocks. After the introduction of the Russell Micro Cap Index ("the Benchmark"), we have used this Index as the Fund's primary benchmark because this Index gives investors better access to return information and transparency on index construction.

The six-month period ended March 31, 2006 was a good period for micro cap stocks, both on an absolute and relative return basis. For the six-month period, the Russell Micro Cap Index returned 15.58%, and the Micro Cap Custom Benchmark returned 14.78%, just about equaling the Russell 2000(R) Index return of 15.23% and substantially outpacing the Standard & Poor's 500(R) Index return of 6.38%. The Fund's performance was between the Russell Micro Cap Index and the Micro Cap Custom Benchmark, returning 15.28%. For the one year period and the period from the Fund's inception on November 7, 2003, through March 31, 2006, the Fund had an average annual return of 27.94% and 15.70%, respectively. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SUCH THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE INFORMATION QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-877-568-7633.

We believe our approach to managing the Fund is a fairly conservative one with a focus on risk control. We maintain a very well diversified portfolio both in terms of the number of stocks held as well as the sector weights of the Fund. As of March 31, 2006, the Fund held about 485 stocks, with no position (except for an exchange traded fund used for liquidity purposes) larger than 1.5% of the Fund. Thus, no company-specific event had a significant effect on performance. In addition, the portfolio sector allocation is very close to the sector allocation represented in the Benchmark. This means that we did not take significant sector risk relative to that in the Benchmark. We remind investors that investing in micro-cap securities can be more volatile and loss of principal could be greater than investing in larger-cap securities.

The good overall relative performance of the Fund is broad based in nature with all but one sector having a positive return for the six-month period. We believe the good performance is largely attributable to a good economy. The biggest contributors to the total return of the Fund were securities held in the Health Care, Financials, Consumer Discretionary, and Information Technology sectors.

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and on seeking to control risk to protect investors' capital. We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.


Sincerely,


/s/Donald W. Reid

Donald W. Reid, Ph. D.
Director of Equity Research
Senior Portfolio Manager

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      COMMON STOCKS                                               97.41%

                      ADVERTISING                                                  0.11%
         3,600            Ventiv Health, Inc.*                                                   $       119,592
                                                                                                 ---------------

                      AEROSPACE/DEFENSE                                            1.31%
         10,420           The Allied Defense Group, Inc.*                                                228,719
            400           HEICO Corp.                                                                     12,676
          9,800           HEICO Corp., Class A                                                           266,854
         39,000           Herley Industries, Inc.*                                                       814,320
          7,850           Innovative Solutions & Support, Inc.*                                          102,050
                                                                                                 ---------------
                                                                                                       1,424,619
                                                                                                 ---------------

                      AIRLINES                                                     0.35%
         19,500           MAIR Holdings, Inc.*                                                            91,260
         18,800           Mesa Air Group, Inc.*                                                          215,072
         11,500           Pinnacle Airlines Corp.*                                                        76,590
                                                                                                 ---------------
                                                                                                         382,922
                                                                                                 ---------------

                      APPAREL                                                      2.34%
          7,200           Deckers Outdoor Corp.*                                                         291,888
          5,100           Delta Apparel, Inc.                                                             90,423
         38,800           DHB Industries, Inc.*                                                          185,464
         35,400           Hartmarx Corp.*                                                                315,414
         13,900           Lakeland Industries, Inc.*                                                     284,950
         21,300           Perry Ellis International, Inc.*                                               482,019
         26,300           Rocky Shoes & Boots, Inc.*                                                     694,320
         59,700           Unifi, Inc.*                                                                   199,398
                                                                                                 ---------------
                                                                                                       2,543,876
                                                                                                 ---------------

                      AUTO PARTS & EQUIPMENT                                       1.24%
          2,700           Commercial Vehicle Group, Inc.*                                                 51,867
         43,000           Noble International Ltd.                                                       727,990
          8,900           R&B, Inc.*                                                                      91,225
         14,700           Spartan Motors, Inc.                                                           169,050
          5,600           Strattec Security Corp.*                                                       208,824
          6,100           Titan International, Inc.                                                      105,286
                                                                                                 ---------------
                                                                                                       1,354,242
                                                                                                 ---------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      BANKS                                                        6.03%
          6,100           C&F Financial Corp.                                                    $       247,538
         17,000           Center Financial Corp.                                                         411,910
          7,810           Columbia Bancorp                                                               171,429
          4,600           Community Bancorp, Inc.                                                        170,200
         24,800           EuroBancshares, Inc.*                                                          292,392
          7,149           First Mutual Bancshares, Inc.                                                  186,732
          8,600           First National Lincoln Corp.                                                   151,145
          2,400           First Regional Bancorp*                                                        213,912
         13,300           Heritage Commerce Corp.                                                        332,500
         29,600           Intervest Bancshares Corp.*                                                  1,069,744
          1,055           Macatawa Bank Corp.                                                             39,995
         13,000           MidWestOne Financial Group, Inc.                                               257,400
          8,400           Northrim BanCorp, Inc.                                                         201,600
          2,000           Oak Hill Financial, Inc.                                                        61,820
          6,300           Oriental Financial Group, Inc.                                                  91,035
          4,900           Peoples Bancorp of North Carolina, Inc.                                        132,300
          6,700           Placer Sierra Bancshares                                                       191,285
         40,744           Republic Bancorp, Inc.                                                         598,122
          4,909           Republic First Bancorp, Inc.*                                                   99,746
         17,000           R&G Financial Corp.                                                            215,220
         20,800           Southwest Bancorp, Inc.                                                        462,592
          9,000           Taylor Capital Group, Inc.                                                     352,710
          3,156           Virginia Commerce Bancorp, Inc.*                                               113,458
          1,900           Washington Banking Co.                                                          34,276
          3,600           Western Sierra Bancorp                                                         163,224
         16,500           Wilshire Bancorp, Inc.                                                         306,735
                                                                                                 ---------------
                                                                                                       6,569,020
                                                                                                 ---------------

                      BEVERAGES                                                    0.16%
        14,600            National Beverage Corp.*                                                       168,922
                                                                                                 ---------------

                      BIOTECHNOLOGY                                                7.17%
         34,000           Arena Pharmaceuticals, Inc.*                                                   615,740
        109,200           Arqule, Inc.*                                                                  626,808
         35,400           Avigen, Inc.*                                                                  183,018
         23,400           BioCryst Pharmaceuticals, Inc.*                                                422,604
         41,250           BioSphere Medical, Inc.*                                                       309,375
         67,100           Cell Genesys, Inc.*                                                            535,458
          9,900           Coley Pharmaceutical Group, Inc.*                                              149,985
         15,250           Corgentech, Inc.*                                                              140,300
          3,800           Cotherix, Inc.*                                                                 34,732
        143,400           Curis, Inc.*                                                                   341,292
         14,300           Cytokinetics, Inc.*                                                            104,247
        127,600           EntreMed, Inc.*                                                                333,036

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      BIOTECHNOLOGY (CONTINUED)
         21,000           Enzon Pharmaceuticals, Inc.*                                           $       170,100
         69,700           Exact Sciences Corp.*                                                          213,979
         40,800           Gene Logic, Inc.*                                                              187,272
         44,900           Genitope Corp.*                                                                390,630
         15,900           Halozyme Therapeutics, Inc.*                                                    54,855
         24,600           Immunogen, Inc.*                                                               106,764
         12,200           Lifecell Corp.*                                                                275,110
        139,200           Praecis Pharmaceuticals, Inc.*                                                 741,936
         32,300           Sangamo Biosciences, Inc.*                                                     192,185
         36,700           Savient Pharmaceuticals, Inc.*                                                 195,611
         88,700           Sirna Therapeutics, Inc.*                                                      597,838
         61,400           Sonus Pharmaceuticals, Inc.*                                                   368,400
         69,300           SuperGen, Inc.*                                                                393,624
         18,700           Vical, Inc.*                                                                   115,566
                                                                                                 ---------------
                                                                                                       7,800,465
                                                                                                 ---------------

                      BUILDING MATERIALS                                           0.39%
          2,400           Aaon, Inc.                                                                      57,384
          7,400           Craftmade International, Inc.                                                  136,826
          1,500           International Aluminum Corp.                                                    61,635
         11,700           US Concrete, Inc.*                                                             169,182
                                                                                                 ---------------
                                                                                                         425,027
                                                                                                 ---------------

                      CHEMICALS                                                    1.22%
         13,500           Aceto Corp.                                                                     99,495
         12,375           Balchem Corp.                                                                  285,491
          3,600           NewMarket Corp.                                                                171,324
         17,100           Penford Corp.                                                                  274,968
          6,800           Quaker Chemical Corp.                                                          147,900
          7,700           Stepan Co.                                                                     227,535
         19,800           Wellman, Inc.                                                                  125,928
                                                                                                 ---------------
                                                                                                       1,332,641
                                                                                                 ---------------

                      COMMERCIAL SERVICES                                          3.40%
         10,500           ACE Cash Express, Inc.*                                                        261,345
          6,800           Albany Molecular Research, Inc.*                                                69,088
          4,000           AMN Healthcare Services, Inc.*                                                  74,880
          4,300           Bankrate, Inc.*                                                                187,308
         13,900           Barrett Business Services*                                                     375,300
         13,500           Cornell Cos., Inc.*                                                            194,940
         70,900           Discovery Partners International, Inc.*                                        172,287
          7,300           Electro Rent Corp.*                                                            124,100
          6,300           Exponent, Inc.*                                                                199,395
          5,625           Healthcare Services Group, Inc.                                                120,150


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      COMMERCIAL SERVICES (CONTINUED)
         78,100           Hooper Holmes, Inc.                                                    $       225,709
          4,500           ICT Group, Inc.*                                                               122,400
         2,100            Kenexa Corp.*                                                                   64,575
         8,600            Kforce, Inc.*                                                                  109,650
          2,500           Multi-Color Corp.                                                               75,125
         89,900           Newtek Business Services, Inc.*                                                195,083
         13,100           Odyssey Marine Exploration, Inc.*                                               48,077
          3,300           Providence Service Corp.*                                                      107,316
         22,500           Rent-Way, Inc.*                                                                162,225
         53,400           Rewards Network, Inc.*                                                         425,064
         15,100           Source Interlink Cos., Inc.*                                                   172,140
          3,500           Team, Inc.                                                                     116,410
          3,300           Volt Information Sciences, Inc.*                                               100,848
                                                                                                 ---------------
                                                                                                       3,703,415
                                                                                                 ---------------

                      COMPUTERS                                                    2.89%
          8,300           Ansoft Corp.*                                                                  346,027
         12,300           Echelon Corp.*                                                                 116,112
         26,400           LivePerson, Inc.*                                                              191,136
         18,000           Magma Design Automation, Inc.*                                                 155,700
         31,500           Ness Technologies, Inc.*                                                       396,585
         27,600           NetScout Systems, Inc.*                                                        251,160
         21,200           NYFIX, Inc.*                                                                   150,520
          6,200           Optimal Group, Inc.*                                                            90,086
          7,600           PacificNet, Inc.*                                                               56,164
         16,450           PAR Technology Corp.*                                                          291,823
          5,900           Pomeroy IT Solutions, Inc.*                                                     49,324
          7,200           Rimage Corp.*                                                                  162,576
          7,600           SI International, Inc.*                                                        267,140
         11,400           Sigma Designs, Inc.*                                                           166,326
         35,000           SimpleTech, Inc.*                                                              131,600
          5,000           Synaptics, Inc.*                                                               109,950
         33,200           Synplicity, Inc.*                                                              214,472
                                                                                                 ---------------
                                                                                                       3,146,701
                                                                                                 ---------------

                      COSMETICS/PERSONAL CARE                                      0.39%
        13,200            Parlux Fragrances, Inc.*                                                       425,700
                                                                                                 ---------------



                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      DISTRIBUTION/WHOLESALE                                       1.07%
          8,700           Global Partners                                                        $       184,875
          9,000           Handleman Co.                                                                   86,400
         26,700           Huttig Building Products, Inc.*                                                248,577
         12,200           Navarre Corp.*                                                                  52,338
         27,900           Valley National Gases, Inc.                                                    597,339
                                                                                                 ---------------
                                                                                                       1,169,529
                                                                                                 ---------------

                      DIVERSIFIED FINANCIAL SERVICES                               2.65%
         24,500           Asta Funding, Inc.                                                             814,870
          5,600           Delta Financial Corp.                                                           53,480
         23,500           Encore Capital Group, Inc.*                                                    346,625
          2,400           Federal Agricultural Mortgage Corp.                                             70,608
         10,241           Mass Financial Corp.*                                                           25,090
          9,000           Nicholas Financial, Inc.                                                       107,190
          3,500           Stifel Financial Corp.*                                                        152,845
         10,900           SWS Group, Inc.                                                                285,035
         16,400           United PanAm Financial Corp.*                                                  506,760
         18,900           World Acceptance Corp.*                                                        517,860
                                                                                                 ---------------
                                                                                                       2,880,363
                                                                                                 ---------------

                      ELECTRICAL COMPONENTS & EQUIPMENT                            0.31%
         27,000           C&D Technologies, Inc.                                                         249,480
          3,100           The Lamson & Sessions Co.*                                                      86,273
                                                                                                 ---------------
                                                                                                         335,753
                                                                                                 ---------------

                      ELECTRONICS                                                  3.72%
         12,200           Excel Technology, Inc.*                                                        359,534
          5,700           Fargo Electronics, Inc.*                                                        96,387
          2,400           Frequency Electronics, Inc.                                                     33,600
          3,400           II-VI, Inc.*                                                                    61,506
         23,300           Innovex, Inc.*                                                                 120,927
         17,200           International DisplayWorks, Inc.*                                              112,660
          7,900           Keithley Instruments, Inc.                                                     121,344
         17,100           LeCroy Corp.*                                                                  267,615
         16,900           Meade Instruments Corp.*                                                        47,489
         36,000           Merix Corp.*                                                                   442,800
         13,700           Novatel, Inc.*                                                                 505,119
         26,400           NU Horizons Electronics Corp.*                                                 224,664
         13,500           OSI Systems, Inc.*                                                             285,255
          3,300           Park Electrochemical Corp.                                                      97,350
          6,400           Planar Systems, Inc.*                                                          108,288
         12,400           SBS Technologies, Inc.*                                                        200,880
         18,100           Sonic Solutions, Inc.*                                                         327,791
          9,100           SRS Labs, Inc.*                                                                 54,782


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      ELECTRONICS (CONTINUED)
          9,300           Stoneridge, Inc.*                                                      $        50,592
         13,800           Sypris Solutions, Inc.                                                         130,134
          6,100           Technology Research Corp.                                                       44,347
         22,200           Zygo Corp.*                                                                    362,304
                                                                                                 ---------------
                                                                                                       4,055,368
                                                                                                 ---------------

                      ENERGY - ALTERNATE SOURCES                                   0.47%
         31,700           MGP Ingredients, Inc.                                                          513,540
                                                                                                 ---------------

                      ENGINEERING & CONSTRUCTION                                   0.67%
          3,100           Infrasource Services, Inc.*                                                     53,351
         10,241           KHD Humboldt Wedag International, Ltd.                                         253,874
         11,200           Michael Baker Corp.*                                                           317,296
          2,400           VSE Corp.                                                                       99,600
                                                                                                 ---------------
                                                                                                         724,121
                                                                                                 ---------------

                      ENTERTAINMENT                                                1.80%
         15,500           Bluegreen Corp.*                                                               204,910
          1,900           Carmike Cinemas, Inc.                                                           45,847
         32,900           Century Casinos, Inc.*                                                         350,056
         18,500           Dover Downs Gaming & Entertainment, Inc.                                       402,745
          4,800           Nevada Gold & Casinos, Inc.*                                                    45,072
         18,500           Progressive Gaming International Corp.*                                        177,045
          6,400           Steinway Musical Instruments, Inc.*                                            206,208
         83,900           Youbet.com, Inc.*                                                              458,094
         39,200           Zomax, Inc.*                                                                    72,128
                                                                                                 ---------------
                                                                                                       1,962,105
                                                                                                 ---------------

                      ENVIRONMENTAL CONTROL                                        0.61%
         33,900           TRC Cos., Inc.*                                                                458,667
          9,300           Waste Industries USA, Inc.                                                     201,531
                                                                                                 ---------------
                                                                                                         660,198
                                                                                                 ---------------

                      FOOD                                                         0.90%
         27,200           John B. Sanfilippo & Son, Inc.*                                                430,576
          8,400           Nash Finch Co.                                                                 251,160
         32,000           Poore Brothers, Inc.*                                                           89,600
          7,900           Spartan Stores, Inc.                                                           100,725
         13,700           Tasty Baking Co.                                                               109,600
                                                                                                 ---------------
                                                                                                         981,661
                                                                                                 ---------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      FOREST PRODUCTS & PAPER                                      0.42%
         14,500           Buckeye Technologies, Inc.*                                            $       131,225
         14,500           Caraustar Industries, Inc.*                                                    149,205
         13,100           Pope & Talbot, Inc.                                                             89,080
          3,500           Schweitzer-Mauduit International, Inc.                                          84,000
                                                                                                 ---------------
                                                                                                         453,510
                                                                                                 ---------------

                      GAS                                                          0.14%
          3,100           Delta Natural Gas Co., Inc.                                                     82,429
          2,200           EnergySouth, Inc.                                                               69,982
                                                                                                 ---------------
                                                                                                         152,411
                                                                                                 ---------------

                      HEALTHCARE - PRODUCTS                                        3.83%
         11,400           Candela Corp.*                                                                 246,240
         19,000           Cantel Medical Corp.*                                                          311,410
         11,423           Cardiac Science Corp.*                                                         104,292
         14,600           Cardiodynamics International Corp.*                                             25,988
          4,400           Cutera, Inc.*                                                                  119,328
          4,500           Cynosure, Inc.*                                                                 83,250
          9,100           Encore Medical Corp.*                                                           46,592
         44,900           Endologix, Inc.*                                                               213,275
         18,100           Exactech, Inc.*                                                                253,038
         33,100           HealthTronics, Inc.*                                                           273,737
         12,100           Lifecore Biomedical, Inc.*                                                     141,570
          7,400           Luminex Corp.*                                                                 109,964
         22,000           Medical Action Industries, Inc.*                                               527,780
         37,700           Merge Technologies, Inc.*                                                      602,069
          7,050           Meridian Bioscience, Inc.                                                      190,209
          7,300           Palomar Medical Technologies, Inc.*                                            244,185
         33,000           ReGen Biologics, Inc.*                                                          32,010
         11,900           Solexa, Inc.*                                                                  118,762
          6,300           Somanetics Corp.*                                                              139,104
          5,100           SurModics, Inc.*                                                               180,336
          2,301           Vital Signs, Inc.                                                              126,394
          3,000           Zoll Medical Corp.*                                                             79,020
                                                                                                 ---------------
                                                                                                       4,168,553
                                                                                                 ---------------

                      HEALTHCARE - SERVICES                                        1.27%
          7,200           Air Methods Corp.*                                                             212,688
         51,500           Allied Healthcare International, Inc.*                                         249,775
          7,950           America Service Group, Inc.*                                                   103,588
          3,400           Horizon Health Corp.*                                                           67,320
          6,535           National Dentex Corp.*                                                         151,808
         19,500           NovaMed, Inc.*                                                                 138,450
          8,400           Odyssey HealthCare, Inc.*                                                      144,564


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      HEALTHCARE - SERVICES (CONTINUED)
          7,300           Option Care, Inc.                                                      $       103,222
         36,600           PainCare Holdings, Inc.*                                                        69,906
          7,700           RehabCare Group, Inc.*                                                         145,145
                                                                                                 ---------------
                                                                                                       1,386,466
                                                                                                 ---------------

                      HOME BUILDERS                                                0.46%
         20,400           Comstock Homebuilding Cos., Inc.*                                              224,604
         13,600           Orleans Homebuilders, Inc.                                                     275,536
                                                                                                 ---------------
                                                                                                         500,140
                                                                                                 ---------------

                      HOME FURNISHINGS                                             0.98%
         11,500           Chromcraft Revington, Inc.*                                                    154,790
          2,615           Emerson Radio Corp.*                                                             9,780
         31,300           Fedders Corp.                                                                   47,576
          5,300           Flexsteel Industries, Inc.                                                      73,140
          7,400           Hooker Furniture Corp.                                                         139,860
          4,800           MITY Enterprises, Inc.*                                                         93,552
         12,300           Stanley Furniture Co., Inc.                                                    359,775
         10,900           Universal Electronics, Inc.*                                                   192,930
                                                                                                 ---------------
                                                                                                       1,071,403
                                                                                                 ---------------

                      HOUSEHOLD PRODUCTS/WARES                                     0.55%
          9,600           Ennis, Inc.                                                                    187,200
          8,100           Lifetime Brands, Inc.                                                          228,339
          6,600           Water Pik Technologies, Inc.*                                                  182,886
                                                                                                 ---------------
                                                                                                         598,425
                                                                                                 ---------------

                      INSURANCE                                                    4.92%
          5,900           21st Century Holding Co.                                                       100,005
         15,500           Affirmative Insurance Holdings, Inc.                                           204,755
         20,000           AmCOMP, Inc.                                                                   191,800
         25,400           American Equity Investment Life Holding Co.                                    364,236
         21,300           American Safety Insurance Holdings Ltd.*                                       355,923
          9,600           Amerisafe, Inc.*                                                               115,200
         37,900           Capital Title Group, Inc.                                                      292,209
        108,900           Ceres Group, Inc.*                                                             601,128
         29,800           Direct General Corp.                                                           506,898
         15,400           Donegal Group, Inc., Class A                                                   401,786
          4,400           Donegal Group, Inc., Class B                                                   104,500
         13,700           EMC Insurance Group, Inc.                                                      381,819
          6,200           FPIC Insurance Group, Inc.*                                                    234,360
          3,710           Investors Title Co.                                                            159,270
         83,300           Meadowbrook Insurance Group, Inc.*                                             583,100
          3,905           National Atlantic Holdings Corp.*                                               39,636

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      INSURANCE (CONTINUED)
          3,800           NYMAGIC, Inc.                                                          $       113,354
         28,200           Procentury Corp.                                                               384,648
         12,500           SeaBright Insurance Holdings, Inc.*                                            217,750
                                                                                                 ---------------
                                                                                                       5,352,377
                                                                                                 ---------------

                      INTERNET                                                     4.41%
         69,600           @Road, Inc.*                                                                   352,872
         47,500           24/7 Real Media, Inc.*                                                         496,850
          9,800           Access Integrated Technologies*                                                125,930
         32,600           ActivIdentity Corp.*                                                           136,594
         10,200           Aladdin Knowledge Systems, Inc.*                                               228,990
          9,500           Aptimus, Inc.*                                                                  61,370
         44,400           Centillium Communications, Inc.*                                               170,052
          6,700           Click Commerce, Inc.*                                                          160,398
         16,400           Cryptologic, Inc.                                                              422,956
          5,600           eCollege.com, Inc.*                                                            105,504
         18,100           ePlus, Inc.*                                                                   257,563
          4,000           FTD Group, Inc.*                                                                38,760
          7,100           The Knot, Inc.*                                                                128,510
         17,400           Lionbridge Technologies, Inc.*                                                 137,634
         20,400           LookSmart, Ltd.*                                                               109,752
         16,600           Napster, Inc.*                                                                  56,108
         29,200           PC-Tel, Inc.*                                                                  277,984
         36,800           Portal Software, Inc.*                                                         144,992
         22,000           Secure Computing Corp.*                                                        253,880
         10,600           SumTotal Systems, Inc.*                                                         53,530
         20,200           TeleCommunication Systems, Inc.*                                                51,712
          8,700           Trizetto Group, Inc.*                                                          153,033
         39,300           Tumbleweed Communications Corp.*                                               117,507
         20,900           Varsity Group, Inc.*                                                            89,870
         42,400           Vasco Data Security International*                                             346,832
         18,700           WebSideStory, Inc.*                                                            321,453
                                                                                                 ---------------
                                                                                                       4,800,636
                                                                                                 ---------------

                      INVESTMENT COMPANIES                                         0.48%
         24,800           Medallion Financial Corp.                                                      336,040
          7,200           Patriot Capital Funding, Inc.                                                   90,000
          6,399           Technology Investment Capital Corp.                                             93,041
                                                                                                 ---------------
                                                                                                         519,081
                                                                                                 ---------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      IRON/STEEL                                                   1.19%
         13,700           Material Sciences Corp.*                                               $       165,496
         14,800           Olympic Steel, Inc.*                                                           446,664
          4,200           Ryerson Tull, Inc.                                                             112,392
         12,800           Shiloh Industries, Inc.*                                                       246,400
         12,600           Universal Stainless & Alloy*                                                   323,820
                                                                                                 ---------------
                                                                                                       1,294,772
                                                                                                 ---------------

                      LEISURE TIME                                                 0.29%
        12,900            Multimedia Games, Inc.*                                                        191,952
        10,100            Navigant International, Inc.*                                                  124,028
                                                                                                 ---------------
                                                                                                         315,980
                                                                                                 ---------------

                      LODGING                                                      0.61%
         34,600           Interstate Hotels & Resorts, Inc.*                                             185,110
         51,300           Jameson Inns, Inc.*                                                            125,685
         12,400           MTR Gaming Group, Inc.*                                                        127,720
         18,500           The Sands Regent                                                               222,555
                                                                                                 ---------------
                                                                                                         661,070
                                                                                                 ---------------

                      MACHINERY - DIVERSIFIED                                      1.98%
         18,000           Alamo Group, Inc.                                                              398,520
         20,400           Gehl Co.*                                                                      675,648
         10,300           Hurco Cos., Inc.                                                               280,366
         13,700           Intevac, Inc.*                                                                 394,286
          6,200           Key Technology, Inc.*                                                           75,578
          1,400           Middleby Corp.*                                                                117,208
          3,900           Twin Disc, Inc.                                                                212,706
                                                                                                 ---------------
                                                                                                       2,154,312
                                                                                                 ---------------

                      MEDIA                                                        0.36%
         32,700           New Frontier Media, Inc.*                                                      248,193
         31,600           Regent Communications, Inc.*                                                   145,676
                                                                                                 ---------------
                                                                                                         393,869
                                                                                                 ---------------

                      METAL FABRICATE/HARDWARE                                     1.05%
          3,100           AM Castle & Co.*                                                                91,450
          6,400           Hawk Corp.*                                                                     89,088
          4,200           Ladish Co., Inc.*                                                              121,674
         19,100           NN, Inc.                                                                       246,581
          9,300           Northwest Pipe Co.*                                                            282,255
         12,700           Sun Hydraulics Corp.                                                           271,526
         10,300           Wolverine Tube, Inc.*                                                           41,406
                                                                                                 ---------------
                                                                                                       1,143,980
                                                                                                 ---------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      MINING                                                       0.07%
        12,000            Regalito Copper Corp.*                                                 $        70,800
                                                                                                 ---------------

                      MISCELLANEOUS MANUFACTURING                                  0.69%
          3,900           Ameron International Corp.                                                     285,597
         23,400           Lydall, Inc.*                                                                  225,810
         12,200           Park-Ohio Holdings Corp.*                                                      243,512
                                                                                                 ---------------
                                                                                                         754,919
                                                                                                 ---------------

                      OIL & GAS                                                    2.27%
          3,000           Barnwell Industries, Inc.                                                       69,480
         29,200           Brigham Exploration Co.*                                                       255,792
          8,400           Carrizo Oil & Gas, Inc.*                                                       218,316
         11,900           Edge Petroleum Corp.*                                                          297,262
         31,300           The Exploration Co. of Delaware, Inc.*                                         351,812
          2,000           Giant Industries, Inc.*                                                        139,080
          7,700           GMX Resources, Inc.*                                                           288,365
         21,300           Harvest Natural Resources, Inc.*                                               207,036
         17,000           Meridian Resource Corp.*                                                        68,850
         47,300           Petroquest Energy, Inc.*                                                       477,257
          1,200           PrimeEnergy Corp.*                                                              98,280
                                                                                                 ---------------
                                                                                                       2,471,530
                                                                                                 ---------------

                      OIL & GAS SERVICES                                           2.03%
         29,100           CE Franklin Ltd.*                                                              436,500
         14,700           Dawson Geophysical Co.*                                                        405,720
         23,400           Gulf Island Fabrication, Inc.                                                  553,878
         11,800           Mitcham Industries, Inc.*                                                      196,352
          7,100           NATCO Group, Inc.*                                                             192,410
         13,100           Trico Marine Services, Inc.*                                                   423,130
                                                                                                 ---------------
                                                                                                       2,207,990
                                                                                                 ---------------

                      PHARMACEUTICALS                                              5.53%
         21,500           Able Laboratories, Inc.*                                                         1,612
         68,500           Acusphere, Inc.*                                                               458,265
         16,000           Allos Therapeutics, Inc.*                                                       56,160
         11,700           Anika Therapeutics, Inc.*                                                      142,974
         95,500           AP Pharma, Inc.*                                                               191,000
         53,340           Aradigm Corp.*                                                                 184,023
         10,575           Avanir Pharmaceuticals, Inc.*                                                  154,607
         70,800           Biopure Corp.*                                                                  96,288
          9,000           Bradley Pharmaceuticals, Inc.*                                                 133,830
         42,300           Collagenex Pharmaceuticals, Inc.*                                              626,040
         21,400           Draxis Health, Inc.                                                             96,942
         17,800           Dyax Corp.*                                                                    103,240

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      PHARMACEUTICALS (CONTINUED)
         66,200           Genta, Inc.*                                                           $       142,992
          6,900           Hi-Tech Pharmacal Co., Inc.*                                                   194,580
          5,400           Intrabiotics Pharmaceuticals, Inc.*                                             18,630
         33,800           Ista Pharmaceuticals, Inc.*                                                    214,630
         19,200           La Jolla Pharmaceutical Co.*                                                    95,616
         29,500           Nabi Biopharmaceuticals*                                                       166,380
          6,800           Nastech Pharmaceutical Co., Inc.*                                              122,400
          5,100           National Medical Health Card Systems, Inc.*                                    142,800
         12,650           Neogen Corp.*                                                                  309,925
         13,000           Neurogen Corp.*                                                                 80,470
         35,000           NexMed, Inc.*                                                                   30,447
          5,800           Penwest Pharmaceuticals Co.*                                                   125,802
         17,700           PetMed Express, Inc.*                                                          314,529
          8,900           Reliv International, Inc.                                                      110,271
         18,700           Rigel Pharmaceuticals, Inc.*                                                   214,863
          9,300           Tanox, Inc.*                                                                   180,606
        261,600           Titan Pharmaceuticals, Inc.*                                                   881,592
         39,000           ViaCell, Inc.*                                                                 214,890
         73,800           Vion Pharmaceuticals, Inc.*                                                    166,788
         14,100           Vivus, Inc.*                                                                    46,953
                                                                                                 ---------------
                                                                                                       6,020,145
                                                                                                 ---------------

                      PIPELINES                                                    0.07%
          2,400           Williams Partners, LP                                                           78,552
                                                                                                 ---------------

                      REAL ESTATE                                                  0.06%
          8,300           Housevalues, Inc.*                                                              68,392
                                                                                                 ---------------

                      REAL ESTATE INVESTMENT TRUST                                 0.55%
         47,200           Aames Investment Corp.                                                         268,096
         26,000           HomeBanc Corp.                                                                 228,540
         19,000           New York Mortgage Trust, Inc.                                                  102,600
                                                                                                 ---------------
                                                                                                         599,236
                                                                                                 ---------------

                      RETAIL                                                       4.58%
         19,700           America's Car-Mart, Inc.*                                                      423,550
          4,600           Benihana, Inc.*                                                                142,232
         11,800           Books-A-Million, Inc.                                                          135,818
          9,800           Checkers Drive-In Restaurant, Inc.*                                            145,334
         49,300           EZCORP, Inc., Class A*                                                       1,455,336
         51,100           First Cash Financial Services, Inc.*                                         1,021,489
          7,400           GTSI Corp.*                                                                     47,656
          8,000           Hastings Entertainment, Inc.*                                                   48,400
          8,200           Movado Group, Inc.                                                             189,256

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      RETAIL (CONTINUED)
         23,500           Movie Gallery, Inc.                                                    $        70,970
         13,100           PC Connection, Inc.*                                                            75,456
          6,500           Rex Stores Corp.*                                                               97,955
          8,700           Rubio's Restaurants, Inc.*                                                      82,476
          8,600           Rush Enterprises, Inc.*                                                        151,188
          5,000           Smart & Final, Inc.*                                                            81,950
         23,400           The Sportsman's Guide, Inc.*                                                   619,866
         50,500           Wilsons The Leather Experts*                                                   196,950
                                                                                                 ---------------
                                                                                                       4,985,882
                                                                                                 ---------------

                      SAVINGS & LOANS                                              3.20%
         76,832           BFC Financial Corp.*                                                           503,250
         15,200           ESB Financial Corp.                                                            182,400
         32,900           Franklin Bank Corp.*                                                           632,667
          6,440           HF Financial Corp.                                                             121,201
          6,100           HMN Financial, Inc.                                                            212,219
         15,700           ITLA Capital Corp.                                                             757,054
         12,800           NASB Financial, Inc.                                                           438,528
         19,400           Provident Financial Holdings, Inc.                                             632,440
                                                                                                 ---------------
                                                                                                       3,479,759
                                                                                                 ---------------

                      SEMICONDUCTORS                                               4.04%
          3,400           ADE Corp.*                                                                     104,108
         56,900           Anadigics, Inc.*                                                               449,510
         28,100           California Micro Devices, Inc.*                                                222,271
         24,300           Cascade Microtech, Inc.*                                                       316,143
         21,500           Catalyst Semiconductor, Inc.*                                                  105,350
          3,350           Diodes, Inc.*                                                                  139,025
         16,900           Emcore Corp.*                                                                  172,718
         42,400           Hifn, Inc.*                                                                    330,720
          6,900           Icos Vision Systems N.V.*                                                      350,520
         11,600           Integrated Silicon Solution, Inc.*                                              77,024
         31,700           LTX Corp.*                                                                     171,180
         10,700           Microtune, Inc.*                                                                55,854
         14,800           Monolithic Power Systems, Inc.*                                                275,872
         12,100           Nanometrics, Inc.*                                                             167,585
          2,900           Netlogic Microsystems, Inc.*                                                   119,509
         41,600           Pixelworks, Inc.*                                                              206,752

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      SEMICONDUCTORS (CONTINUED)
          3,300           Portalplayer, Inc.*                                                    $        73,359
         21,500           Rudolph Technologies, Inc.*                                                    366,575
          3,600           Supertex, Inc.*                                                                135,432
         24,000           Therma-Wave, Inc.*                                                              38,880
         82,300           Tvia, Inc.*                                                                    232,086
          8,800           Virage Logic Corp.*                                                             94,952
         33,600           White Electronic Designs Corp.*                                                196,896
                                                                                                 ---------------
                                                                                                       4,402,321
                                                                                                 ---------------

                      SHIPBUILDING                                                 0.34%
        12,000            Todd Shipyards Corp.                                                           372,840
                                                                                                 ---------------

                      SOFTWARE                                                     4.58%
         87,700           Actuate Corp.*                                                                 372,725
         44,800           Applix, Inc.*                                                                  341,824
         36,700           Bottomline Technologies, Inc.*                                                 503,891
         48,000           CallWave, Inc.*                                                                214,080
          9,300           Captaris, Inc.*                                                                 43,059
          1,500           Computer Programs and Systems, Inc.                                             75,000
         13,300           Concur Technologies, Inc.*                                                     246,449
         70,300           Concurrent Computer Corp.*                                                     227,069
         19,900           DocuCorp International, Inc.*                                                  164,374
         10,000           EPIQ Systems, Inc.*                                                            190,000
         42,300           InPhonic, Inc.*                                                                295,677
          9,200           Intervideo, Inc.*                                                               99,912
          6,000           Mantech International Corp.*                                                   199,320
         12,700           MetaSolv, Inc.*                                                                 38,862
         16,000           Moldflow Corp.*                                                                251,200
         14,900           Neoware Systems, Inc.*                                                         441,338
         10,500           Omnicell, Inc.*                                                                119,595
          7,400           Packateer, Inc.*                                                                85,840
          3,700           PDF Solutions, Inc.*                                                            70,004
          6,700           Peerless Systems Corp.*                                                         50,049
         15,100           Radica Games Ltd.                                                              144,960
          7,400           Schawk, Inc.                                                                   192,474
          6,300           Ultimate Software Group, Inc.*                                                 162,855
         25,300           Unica Corp.*                                                                   293,227
          6,400           Witness Systems, Inc.*                                                         162,560
                                                                                                 ---------------
                                                                                                       4,986,344
                                                                                                 ---------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      TELECOMMUNICATIONS                                           4.89%
         22,200           Anaren, Inc.*                                                          $       432,234
          2,400           Atlantic Tele-Network, Inc.                                                    136,800
         41,700           CalAmp Corp.*                                                                  489,558
         65,900           Carrier Access Corp.*                                                          396,718
         14,900           C-COR, Inc.*                                                                   130,226
         50,300           Channell Commercial Corp.*                                                     251,500
          1,900           Communications Systems, Inc.                                                    20,045
          3,800           Consolidated Communications Holdings, Inc.                                      61,826
         12,200           CT Communications, Inc.                                                        165,798
         41,800           Ditech Communications Corp.*                                                   436,810
          3,600           EMS Technologies, Inc.*                                                         64,908
         20,400           Hypercom Corp.*                                                                189,720
         38,500           Lightbridge, Inc.*                                                             427,350
         24,200           Linktone Ltd.*                                                                 158,510
         30,700           Metro One Telecommunications, Inc.*                                             19,955
         45,000           Network Equipment Technologies, Inc.*                                          178,650
         29,900           Novatel Wireless, Inc.*                                                        267,605
         39,600           Optical Communication Products, Inc.*                                          121,968
         18,600           Radyne Corp.*                                                                  297,042
          8,800           Sierra Wireless, Inc.*                                                         102,784
         21,000           Sirenza Microdevices, Inc.*                                                    198,450
         22,400           Sunrise Telecom, Inc.                                                           50,400
          3,500           Tessco Technologies, Inc.*                                                      64,750
         29,700           Tollgrade Communications, Inc.*                                                441,936
         43,900           Westell Technologies, Inc.*                                                    178,673
          8,900           Wireless Facilities, Inc.*                                                      35,778
                                                                                                 ---------------
                                                                                                       5,319,994
                                                                                                 ---------------

                      TEXTILES                                                     0.24%
          8,000           Culp, Inc.*                                                                     38,800
          8,100           Dixie Group, Inc.*                                                             121,176
         16,600           Quaker Fabric Corp.                                                             22,410
          2,500           UniFirst Corp.                                                                  83,050
                                                                                                 ---------------
                                                                                                         265,436
                                                                                                 ---------------


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND
                             SCHEDULE OF INVESTMENTS
                      MARCH 31, 2006 (UNAUDITED)(continued)


      Number
    of Shares                                                                                         Value
----------------                                                                                 ---------------

                      TRANSPORTATION                                               2.13%
          5,100           B&H Ocean Carriers, Ltd.*                                              $       100,725
         19,800           Celadon Group, Inc.*                                                           433,422
          4,300           Dynamex, Inc.*                                                                  83,076
         11,100           Frozen Food Express Industries*                                                115,995
         15,750           Marten Transport Ltd.*                                                         284,918
          8,966           PAM Transportation Services, Inc.*                                             221,012
          8,800           PHI, Inc.*                                                                     323,136
         11,100           SCS Transportation, Inc.*                                                      323,121
          4,700           USA Truck, Inc.*                                                               115,714
         15,900           Vitran Corp., Inc.*                                                            319,113
                                                                                                 ---------------
                                                                                                       2,320,232
                                                                                                 ---------------

                      TOTAL COMMON STOCKS (COST $88,585,703)                                         106,051,137
                                                                                                 ---------------

                      EQUITY FUND                                                  1.77%
        25,400            iShares Russell 2000 Index Fund                                              1,930,400
                                                                                                 ---------------

                      TOTAL EQUITY FUND (COST $1,862,673)                                              1,930,400
                                                                                                 ---------------


     Principal
       Value
     ---------
                      MONEY MARKET FUND                                            1.25%
$    1,352,683            Federated Prime Obligations Fund                                             1,352,683
                                                                                                 ---------------

                      TOTAL MONEY MARKET FUND (COST $1,352,683)                                        1,352,683
                                                                                                 ---------------

                      TOTAL INVESTMENTS (COST $91,801,059)                       100.43%             109,334,220

                      Liabilities less Other Assets                              (0.43)%                (464,775)
                                                                                                 ---------------

                      TOTAL NET ASSETS                                           100.00%         $   108,869,445
                                                                                                 ===============

                      * Non-income producing security.

                          See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                              INVESTMENTS BY SECTOR
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
                           MARCH 31, 2006 (UNAUDITED)


Basic Materials                                                            3.1%

Communications                                                            10.2%

Consumer, Cyclical                                                        14.3%

Consumer, Non-Cyclical                                                    22.9%

Energy                                                                     4.9%

Financial                                                                 18.0%

Funds                                                                      1.8%

Industrial                                                                13.1%

Technology                                                                11.6%

Utilities                                                                  0.1%
                                                                         ------
      Total                                                              100.0%
                                                                         ======

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2006 (UNAUDITED)

ASSETS:
          Investments at value (cost $91,801,059)               $   109,334,220
          Receivable for capital stock sold                             146,609
          Dividends and interest receivable                              27,933
          Prepaid expenses                                               20,304
                                                               ----------------

          Total assets                                              109,529,066
                                                               ----------------

LIABILITIES:
          Payable for securities purchased                              468,350
          Payable for capital stock redeemed                             33,425
          Accrued investment advisory fees                               84,294
          Accrued expenses                                               73,552
                                                               ----------------
          Total liabilities                                             659,621
                                                               ----------------

NET ASSETS                                                      $   108,869,445
                                                               ================

NET ASSETS CONSIST OF:
          Paid-in capital                                       $    88,475,440
          Undistributed net investment loss                            (313,669)
          Undistributed net realized gain on investments              3,174,513
          Net unrealized appreciation on investments                 17,533,161
                                                               ----------------

TOTAL NET ASSETS                                                $   108,869,445
                                                               ================


SHARES OUTSTANDING, NO PAR VALUE
          (UNLIMITED SHARES AUTHORIZED)                               8,293,040

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
          (NET ASSETS DIVIDED BY SHARES OUTSTANDING)            $         13.13
                                                               ================


 See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
          Dividend income (net of $844 non-reclaimable
            foreign withholding taxes)                         $       261,983
          Interest income                                               23,615
                                                               ----------------
          Total Investment Income                                      285,598
                                                               ----------------

EXPENSES:
          Investment advisory fees                                     428,017
          Administration and fund accounting fees                       54,065
          Custody fees                                                  33,362
          Transfer agent fees and expenses                              12,269
          Federal and state registration fees                           11,738
          Audit and tax fees                                            10,210
          Legal fees                                                     8,709
          Reports to shareholders                                        7,270
          Trustees' fees                                                 6,570
          Miscellaneous                                                 27,057
                                                               ----------------

          Total Expenses                                               599,267
                                                               ----------------

NET INVESTMENT LOSS                                                   (313,669)
                                                               ----------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
          Net realized gain on investments                           4,311,651
          Change in net unrealized appreciation
            on investments                                           9,524,709
                                                               ----------------

          Net Gain on Investments                                   13,836,360
                                                               ----------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                      $    13,522,691
                                                               ================


 See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                    SIX MONTHS ENDED
                                                                     MARCH 31, 2006               YEAR ENDED
                                                                       (UNAUDITED)            SEPTEMBER 30, 2005

OPERATIONS:
  Net investment loss                                              $       (313,669)          $       (629,185)
  Net realized gain on investments                                        4,311,651                  4,157,435
  Change in net unrealized appreciation on investments                    9,524,709                  7,974,621
                                                                  --------------------       --------------------
  Net increase in net assets resulting from operations                   13,522,691                 11,502,871

DISTRIBUTIONS:
  Net realized gains                                                     (4,610,391)                (1,358,663)
                                                                  --------------------       --------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                              23,100,632                 41,142,854
  Reinvested distributions                                                   26,450                  1,358,663
  Cost of shares redeemed                                                (7,081,724)               (16,465,508)
                                                                  --------------------       --------------------
  Net increase from capital transactions                                 16,045,358                 26,036,009

TOTAL INCREASE IN NET ASSETS                                             24,957,658                 36,180,217

NET ASSETS:
  Beginning of period                                                    83,911,787                 47,731,570
                                                                  --------------------       --------------------

  End of period                                                    $    108,869,445           $     83,911,787
                                                                  ====================       ====================

CAPITAL SHARE TRANSACTIONS IN SHARES:
  Shares sold                                                             1,893,851                  3,704,424
  Reinvested distributions                                                    2,292                    116,624
  Shares redeemed                                                          (583,915)                (1,465,056)
                                                                  --------------------       --------------------
  Net increase                                                            1,312,228                  2,355,992
                                                                  ====================       ====================


See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 MICRO CAP FUND

                              FINANCIAL HIGHLIGHTS

                          FOR A FUND SHARE OUTSTANDING
                             THROUGHOUT THE PERIOD.


                                            SIX MONTHS ENDED                                    NOVEMBER 7, 2003*
                                             MARCH 31, 2006             YEAR ENDED                     TO
                                               (UNAUDITED)          SEPTEMBER 30, 2005         SEPTEMBER 30, 2004
                                           -------------------     --------------------       --------------------
Net asset value, beginning of period        $           12.02          $          10.32          $          10.00

Income from investment operations:
    Net investment loss                                 (0.01)                    (0.09)                    (0.09)
    Net realized and unrealized gain
      on investments                                     1.76                      2.06                      0.41
                                           -------------------     --------------------       --------------------
        Total from investment operations                 1.75                      1.97                      0.32
                                           -------------------     --------------------       --------------------

Less distributions to shareholders from:
    Net realized gains                                  (0.64)                    (0.27)                     --
                                           -------------------     --------------------       --------------------

    Net asset value, end of period          $           13.13          $          12.02          $          10.32
                                           ===================     ====================       ====================

Total return                                            15.28%(1)                19.19%                      3.20%(1)

Supplemental data and ratios:
    Net assets, end of period (in 000's)    $         108,869          $        83,912             $       47,732
    Ratio of total expenses to average
        net assets                                       1.33%(2)                 1.44%                      1.76%(2)
    Ratio of net investment loss to
        average net assets                              (0.70)%(2)               (0.93)%                    (1.08)%(2)
    Portfolio turnover rate                                40%(1)                   72%                        64%(1)

*   Inception.
(1) Not annualized.
(2) Annualized.

    See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)



   Principal
    Value                                                                                            Value
----------------                                                                                 ---------------
ASSET-BACKED SECURITIES                                                    24.57%

$      334,384        Asset-Backed Securities Corp.
                        Home Equity Loan Trust*
                           7.60%, 11/15/2031                                                     $       334,649
       236,272        Ameriquest Finance NIM Trust
                           5.19%, 6/25/2034                                                              235,209
     1,322,886        Capital Auto Receivables Asset Trust*
                           4.83%, 1/15/2008                                                            1,324,288
       905,842        CIT Equipment Collateral*
                           4.94%, 1/20/2008                                                              906,678
     1,500,000        Ford Credit Auto Owner Trust*
                           4.91%, 9/15/2008                                                            1,500,834
     1,476,086        Freddie Mac
                           3.35%, 8/15/2023                                                            1,444,360
     1,500,000        GMAC Mortgage Corp. Loan Trust*
                           4.93%, 11/25/2035                                                           1,501,158
       209,231        Long Beach Mortgage Loan Trust*
                           4.96%, 2/25/2035                                                              209,369
     1,275,000        MBNA Credit Card Master Note Trust*
                           5.28%, 10/15/2008                                                           1,276,019
       103,253        MMCA Automobile Trust*
                           5.70%, 11/17/2008                                                             103,316
       210,083        Morgan Stanley ABS Capital*
                           4.90%, 2/25/2035                                                              210,232
     1,500,000        Nelnet Education Loan Funding, Inc.*
                           4.91%, 8/26/2030                                                            1,502,678
       200,000        Residential Asset Mortgage Products, Inc.
                           3.77%, 2/25/2027                                                              198,541
       524,606        Residential Asset Mortgage Products, Inc.*
                           4.95%, 6/25/2027                                                              525,164
       350,000        Residential Asset Securities Corp.*
                           5.02%, 5/25/2035                                                              350,335
     1,000,000        Washington Mutual
                           4.07%, 10/25/2033                                                             988,688
       673,103        WFS Financial Owner Trust
                           3.56%, 9/20/2010                                                              670,563
                                                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES (COST $13,274,351)                                                      13,282,081
                                                                                                 ---------------

U.S. GOVERNMENT AGENCIES                                                   25.79%

     1,207,502        Federal Home Loan Mortgage Corp. Pool 847248
                      3.75%, 3/1/2034                                                                  1,201,739
       201,715        Federal National Mortgage Association
                      5.85%, 10/1/2031, Pool 606864                                                      206,500

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                     MARCH 31, 2006 (UNAUDITED) (CONTINUED)


   Principal
      Value                                                                                            Value
----------------                                                                                 ---------------

                      U.S. GOVERNMENT AGENCIES (CONTINUED)
$      472,916        5.67%, 6/1/2032, Pool 545980                                               $       479,612
     1,194,257        3.52%, 12/1/2033, Pool 781082                                                    1,190,390
     1,220,935        3.45%, 4/1/2034, Pool IB1664                                                     1,206,133
       880,058        3.41%, 4/1/2034, Pool 781492                                                       869,136
     1,224,069        3.07%, 6/1/2034, Pool 781640                                                     1,202,244
     1,637,834        4.33%, 12/1/2035, Pool 745383                                                    1,620,121
     2,550,000        6.00%, 4/12/2036, TBA                                                            2,550,000
     3,100,000        6.50%, 4/12/2036, TBA                                                            3,162,967
        19,679        5.46%, 8/1/2036, Pool 345856                                                        20,210
       227,940        6.01%, 11/1/2038, Pool 545318                                                      233,083
                                                                                                 ---------------
                      TOTAL U.S. GOVERNMENT AGENCIES (COST $13,931,607)                               13,942,135
                                                                                                 ---------------

                      U.S. GOVERNMENT SECURITIES                             37.62%

                      U.S. Treasury Note
     3,600,000        7.00%, 7/15/2006                                                                 3,622,925
     3,600,000        2.375%, 8/15/2006                                                                3,569,767
     3,600,000        2.50%, 9/30/2006                                                                 3,560,206
     4,600,000        6.50%, 10/15/2006                                                                4,639,712
     1,200,000        3.00%, 12/31/2006                                                                1,183,922
     1,200,000        3.125%, 1/31/2007                                                                1,183,453
     1,200,000        2.25%, 2/15/2007                                                                 1,173,751
     1,200,000        6.25%, 2/15/2007                                                                 1,213,876
       200,000        4.25%, 8/15/2015                                                                   190,586
                                                                                                 ---------------
                      TOTAL U.S. GOVERNMENT SECURITIES (COST $20,356,974)                             20,338,198
                                                                                                 ---------------

                      COMMERCIAL PAPER                                        8.31%

                      American International
     2,000,000        4/18/2006                                                                        1,995,495
                      Tierra Alternative
     2,500,000        4/19/2006                                                                        2,494,000
                                                                                                 ---------------
                      TOTAL COMMERCIAL PAPER (COST $4,489,495)                                         4,489,495
                                                                                                 ---------------

                      DEMAND DEPOSIT                                         21.31%

    11,519,703        UMB Money Market Fiduciary (Cost $11,519,703)                                   11,519,703
                                                                                                 ---------------

                      TOTAL INVESTMENTS (COST $63,572,130)                  117.60%                   63,571,612

                      Liabilities less Other Assets                         (17.60)%                  (9,512,193)
                                                                                                 ---------------
                      TOTAL NET ASSETS                                      100.00%              $    54,059,419
                                                                                                 ===============

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             SCHEDULE OF INVESTMENTS
                     MARCH 31, 2006 (UNAUDITED) (CONTINUED)


                                                                                              Unrealized
                                                                           Underlying        Appreciation/
SWAP CONTRACTS                                     Expiration Date       Notional Value     (Depreciation)
-------------------------------------------------------------------------------------------------------------
Credit default contract with Bear Stearns,           12/20/2010            5,000,000              (749)
Fund pays quarterly payment of 45 basis
points times the notional amount of Dow
Jones CDX NA IG Series 5 Index.  Upon
a defined credit event, Fund receives
notional amount and delivers a defined
deliverable obligation.

Swap - Interest Rate with Citibank, N.A.,             12/1/2010            1,500,000            27,059
the Fund pays 4.853% and receives 3
month LIBOR.

Swap - Interest Rate with Citibank, N.A.,             3/23/2016            9,600,000           107,099
the Fund pays 5.242% and receives 3
month LIBOR.

*Floating Rate Security.

See notes to financial statements.


                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                              INVESTMENTS BY SECTOR
                   (AS A PERCENTAGE OF LONG-TERM INVESTMENTS)
                           MARCH 31, 2006 (UNAUDITED)



Asset-Backed Securities                                                   28.2%

U.S. Government Agencies                                                  29.2%

U.S. Government Securities                                                42.6%
                                                                         ------
      Total                                                              100.0%
                                                                         ======

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2006 (UNAUDITED)

ASSETS:
          Investments at value (cost $63,572,130)               $    63,571,612
          Receivables:
              Investment securities sold                                749,531
              Capital stock sold                                         23,131
              Interest                                                  296,675
              Unrealized appreciation on
                open swap contracts                                     136,877

          Prepaid expenses                                               21,224
                                                               ----------------

          Total assets                                               64,799,050
                                                               ----------------

LIABILITIES:
          Payables:
              Due to custodian                                        1,755,260
              Securities purchased                                    8,867,647
              Capital stock redeemed                                      9,514
              Unrealized depreciation on
               open swap contracts                                        3,468
              Accrued investment advisory fees                           76,159
              Accrued expenses                                           27,583
                                                               ----------------

          Total liabilities                                          10,739,631
                                                               ----------------

NET ASSETS                                                       $   54,059,419
                                                               ================
NET ASSETS CONSIST OF:
          Paid-in capital                                        $   53,433,031
          Undistributed net investment income                           389,751
          Undistributed net realized gain
            on investments and swaps                                    101,026
          Net unrealized appreciation on
            investments and open swap contracts                         135,611
                                                               ----------------

TOTAL NET ASSETS                                                $    54,059,419
                                                               ================


SHARES OUTSTANDING, NO PAR VALUE
          (UNLIMITED SHARES AUTHORIZED)                               5,329,752

NET ASSET VALUE, OFFERING AND
          REDEMPTION PRICE PER SHARE
          (NET ASSETS DIVIDED BY SHARES OUTSTANDING)            $         10.14
                                                               ================

See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                             STATEMENT OF OPERATIONS
         FOR THE PERIOD NOVEMBER 8, 2005* TO MARCH 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
          Interest income                                       $      655,677
          Amortization                                                  70,605
                                                               ----------------
          Total Investment Income                                      726,282
                                                               ----------------
EXPENSES:
          Investment advisory fees                                      89,637
          Administration and fund accounting fees                       28,110
          Federal and state registration fees                           10,290
          Transfer agent fees and expenses                               9,538
          Audit and tax fees                                             8,569
          Legal fees                                                     5,885
          Trustees' fees                                                 4,530
          Custody fees                                                   4,320
          Reports to shareholders                                        2,065
          Miscellaneous                                                 13,512
                                                               ----------------

          Total Expenses                                               176,456
          Fees waived by Adviser                                       (13,478)
                                                               ----------------
          Net Expenses                                                 162,978

NET INVESTMENT INCOME                                                  563,304
                                                               ----------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
          Net realized gain (loss) on transactions from:
            Investments                                                (33,300)
            Swaps                                                      134,326

          Change in net unrealized
           appreciation/depreciation on:
            Investments                                                   (518)
            Swaps                                                      136,129
                                                               ----------------

          Net Gain on Investments                                      236,637
                                                               ----------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $      799,941
                                                               ================


*         Inception.

          See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                               NOVEMBER 8, 2005*
                                                                       TO
                                                                 MARCH 31, 2006
                                                                   (UNAUDITED)
                                                               -----------------
OPERATIONS:
  Net investment income                                        $        563,304
  Net realized gain on investments and swaps                            101,026
  Change in net unrealized appreciation on investments                  135,611
                                                               -----------------
  Net increase in net assets resulting from operations                  799,941
                                                               -----------------

DISTRIBUTIONS:
  Net investment income                                                (173,553)
                                                               -----------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                          61,435,984
  Cost of shares redeemed                                            (8,002,953)
                                                               -----------------
  Net increase from capital transactions                             53,433,031
                                                               -----------------

TOTAL INCREASE IN NET ASSETS                                         54,059,419

NET ASSETS:
  Beginning of period                                                         --
                                                               -----------------

  End of period                                                $     54,059,419
                                                               =================

CAPITAL SHARE TRANSACTIONS IN SHARES:
  Shares sold                                                         6,124,191
  Reinvested distributions                                                    --
  Shares redeemed                                                      (794,439)
                                                               -----------------
  Net increase                                                        5,329,752
                                                               =================

* Inception.

  See notes to financial statements.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                               ACTIVE INCOME FUND

                              FINANCIAL HIGHLIGHTS

                          FOR A FUND SHARE OUTSTANDING
                             THROUGHOUT THE PERIOD.
                                                               NOVEMBER 8, 2005*
                                                                       TO
                                                                 MARCH 31, 2006
                                                                   (UNAUDITED)
                                                               -----------------

Net asset value, beginning of period                           $          10.00

Income from investment operations:
    Net investment income                                                  0.12
    Net realized and unrealized gain
      on investments                                                       0.06
                                                               -----------------
        Total from investment operations                                   0.18
                                                               -----------------
Less distributions to shareholders from:
    Net investment income                                                 (0.04)
                                                               -----------------
    Net asset value, end of period                             $          10.14
                                                               =================

Total return                                                            1.85%(1)

Supplemental data and ratios:
    Net assets, end of period (in 000's)                       $         54,059
    Ratio of total expenses to average
      net assets less waivers                                           1.00%(2)
    Ratio of total expenses to average
      net assets before waivers                                         1.08%(2)
    Ratio of net investment loss to
      average net assets, net of waivers                                3.45%(2)
    Ratio of net investment loss to average
      net assets, before waivers                                        3.37%(2)
    Portfolio turnover rate                                              144%(1)


*   Inception.
(1) Not annualized.
(2) Annualized.

    See notes to financial statements.

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                         NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2006 (UNAUDITED)

1.   ORGANIZATION

     Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund which commenced operations on November 7, 2003 and the Active Income Fund which commenced operations on of November 8, 2005 (the "Funds").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

     (a) Investment Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Short-term investments are stated at amortized cost, which approximates fair value. Securities for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

     (b) Swaps - The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

          The Active Income Fund may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Active Income Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

          Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the contracts.

          As of March 31, 2006, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

     (c) Federal Income Taxes - The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     (d) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, will be declared and paid annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales and post-October capital losses.

     (e) Other - The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

3.   RELATED PARTY TRANSACTIONS

     The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and directors of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Micro Cap Fund and Active Income Fund will pay the Adviser a monthly fee based on each Fund's average daily net assets at the annual rate of 0.95% and 0.55%, respectively.

     Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Micro Cap Fund's and 1.00% of the Active Income Fund's average daily net assets, the Adviser will reimburse each Fund for the amount of such excess. The Adviser reimbursed the Active Income Fund $13,478 during the period ended March 31, 2006.

     The Trust has entered into agreements with UMB Bank, n.a. to provide custodial services. In addition, the Fund has entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agency services.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)


4.   INVESTMENT TRANSACTIONS

     Purchases  and  sales  of  investment   securities   (excluding  short-term
     securities and U.S. government obligations) for the Funds for the period ended March 31, 2006, were as follows:

                           Micro Cap                 Active Income
         -----------------------------------------------------------------------
         Purchases         $        46,726,138       $        83,296,292
         Sales             $        36,235,726       $        35,733,350

5.   FEDERAL INCOME TAX INFORMATION

     At March 31, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:


                                                          Micro Cap         Active Income
                                                        ---------------------------------
         Cost of Investments                              $92,115,881         $63,573,302
                                                        =================================
         Gross Unrealized Appreciation                    $23,095,687             $31,468
         Gross Unrealized Depreciation                    (5,877,348)            (33,158)
                                                        ---------------------------------
         Net Unrealized Appreciation (Depreciation)
           on Investments                                 $17,218,339            $(1,690)
                                                        =================================


         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

         For the Micro Cap Fund, the tax character of distributions paid during the fiscal year ended September 30, 2005 was as follows:

         Distributions paid from:                               2005        2004
         ----------------------------                     ----------------------
         Ordinary Income                                  $1,358,663        $--
         Net Long-Term Capital Gains                              --         --
                                                          ----------------------
         Total Taxable Distributions                       1,358,663         --
                                                          ----------------------
         Total Distributions Paid                         $1,358,663        $--
                                                          ======================

         For the Micro Cap Fund, as of September 30, 2005, the components of accumulated earnings (deficit) were as follows:

         Undistributed Ordinary Income                                $1,402,011
         Undistributed Long-Term Capital Gains                         2,429,265
                                                                     -----------
         Accumulated Earnings                                          3,831,276
         Accumulated Capital and Other Losses                                 --
         Unrealized Appreciation                                       7,650,429
                                                                     -----------
         Total Accumulated Earnings                                  $11,481,705
                                                                     ===========

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2006 (UNAUDITED)

6.   OTHER

         As of March 31, 2006, the Micro Cap Fund and the Active Income Fund have a shareholder that holds 99.6% and 99.9% of the outstanding shares of the respective Fund. A significant redemption by this shareholder could affect each Fund's liquidity and the future viability of each Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Funds are offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Funds at any time.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                 EXPENSE EXAMPLE
                 FOR THE PERIOD ENDED MARCH 31, 2006 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006 for the Micro Cap Fund and November 8, 2005 to March 31, 2006 for the Active Income Fund (the "period").

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                  LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                           EXPENSE EXAMPLE (CONTINUED)
                 FOR THE PERIOD ENDED MARCH 31, 2006 (UNAUDITED)


EXPENSES PAID DURING THE PERIOD

------------------------------------------------------------------------------------------------------------------------------------

MICRO CAP FUND                              Beginning                   Ending             Expenses paid during
                                          account value              account value           the period ended
                                          October 1, 2005           March 31, 2006           March 31, 2006(1)
------------------------------------------------------------------------------------------------------------------------------------

Actual Example                               $1,000.00                 $1,152.80                    $7.14

Hypothetical Example,
assuming a 5% return
before expenses                               1,000.00                  1,018.37                     6.69


(1) Expenses are equal to the Fund's annualized expense ratio of 1.33% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

------------------------------------------------------------------------------------------------------------------------------------

ACTIVE INCOME FUND                           Beginning                  Ending             Expenses paid during
                                           account value             account value           the period ended
                                         November 8, 2005           March 31, 2006           March 31, 2006(1)
------------------------------------------------------------------------------------------------------------------------------------

Actual Example                               $1,000.00                 $1,018.50                    $3.98

Hypothetical Example,
assuming a 5% return
before expenses                               1,000.00                  1,021.05                     5.04

(1) Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period) except for the Actual Example which reflects the 144 day period ended March 31, 2006 due to the Fund commencing operations on November 8, 2005.

                   LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
                                OTHER INFORMATION


PROXY VOTING

The Lotsoff Capital Management Investment Trust proxy voting guideline and a record of the Trust's proxy votes for the year ended June 30, 2005 is available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.


QUARTERLY HOLDINGS

The Lotsoff Capital Management Investment Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q will be available (i) on the the SEC's website at www.sec.gov; (ii) at the SEC's Public Reference Room and (iii) by calling 800-SEC-0330.









                   UMB DISTRIBUTION SERVICES, LLC, DISTRIBUTOR
                            803 West Michigan Street
                           Milwaukee, Wisconsin 53233

================================================================================

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 301-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred in the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(a)(3) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:      /s/ Seymour N. Lotsoff
    -------------------------------------------------------------------
         Seymour N. Lotsoff
         President

Date:    June 6, 2006
      --------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Seymour N. Lotsoff
    -------------------------------------------------------------------
         Seymour N. Lotsoff
         President

Date:    June 6, 2006
      --------------------------------------------------------


By:      /s/ Margaret M. Baer
    ----------------------------------------------------------------------------
         Margaret M. Baer
         Secretary and Treasurer

Date:    June 6, 2006
      --------------------------------------------------------